Accumulated other comprehensive income	12 Months Ended
Dec. 31, 2025
Other comprehensive income/(loss)
Accumulated other comprehensive income
24.	Accumulated other comprehensive income/(loss)
For the years ended December 31, 2023 and 2024, other comprehensive income attributable to the Company’s ordinary shareholders were translation adjustments and hedge of net investments in foreign operations (net of tax) amounting to RMB1,862 million and RMB518 million, respectively. For the years ended December 31, 2025, other comprehensive loss attributable to the Company’s ordinary shareholders were translation adjustments and hedge of net investments in foreign operations (net of tax) amounting to RMB2,596 million. Accumulated other comprehensive income were
RMB903 million, RMB1,421 million as of December 31, 2023 and 2024, respectively, and accumulated other comprehensive loss was RMB1,175 million as of December 31, 2025.
The income tax effects related to the accumulated other comprehensive income were insignificant for all periods presented.